Long-Term Debt and Other Financing Arrangements - Narrative (Details) $ in Thousands						1 Months Ended		12 Months Ended
	Nov. 01, 2021	Jun. 15, 2021 USD ($)	May 25, 2021 USD ($)	Sep. 22, 2020	Apr. 22, 2020 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 USD ($)	May 24, 2021 USD ($)	May 14, 2021 USD ($)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt								$ (2,098)	$ 0
Total debt								16,534	12,395
Line of Credit
Debt Instrument [Line Items]
Borrowing capacity			$ 17,500					17,500		$ 12,500
Cash and cash availability streamline threshold			8,000					8,000	7,000	$ 7,000		$ 6,000
Draw against line of credit								0	9,700
Proceeds from short-term borrowings						$ 50,000
Cash and cash availability EBITDA covenant threshold											$ 5,000
Term Note Payable to SVB
Debt Instrument [Line Items]
Additional borrowing			$ 5,000		$ 1,000				2,000
Loss on extinguishment of debt								182	172
Debt instrument repayment term	30 months			36 months
Borrowing capacity									2,000
Total debt								14,000	10,000
Financed Insurance Premium
Debt Instrument [Line Items]
Financed insurance liability to be paid								$ 4,699
Number of monthly payments | Payment								10
Financed insurance premium accrued interest rate								0.0359%
Total debt								$ 2,534	320
Small Business Administration Paycheck Protection Program Note Payable
Debt Instrument [Line Items]
Total debt								0	$ 2,075
Proceeds from issuance of debt							$ 2,075
Interest rate							0.01%
PPP loan term							2 years
Received forgiveness of loan, principal amount		$ 2,075
Received forgiveness of loan, interest amount		$ 24
Received forgiveness from loan								$ 2,098
Minimum | Line of Credit | All Other Times
Debt Instrument [Line Items]
Interest rate								0.0125%
Maximum | Line of Credit | All Other Times
Debt Instrument [Line Items]
Interest rate								0.06%
Prime Rate | Minimum | Line of Credit | Streamline Period In Effect
Debt Instrument [Line Items]
Interest rate								0.0075%
Prime Rate | Minimum | Term Note Payable to SVB
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.035%				0.045%
Prime Rate | Maximum | Line of Credit | Streamline Period In Effect
Debt Instrument [Line Items]
Interest rate								0.055%
Prime Rate | Maximum | Term Note Payable to SVB
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.065%				0.075%